Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE D – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2012 and 2011:

	2012	2011	Estimated Useful Lives in Years

Equipment	$11,462,582	$8,872,722	3-7
Leasehold improvements	1,906,785	760,111	2-5
Furniture & fixtures	709,574	512,996	7
Computer hardware	1,926,329	1,495,513	3
Computer software	2,547,215	1,308,976	2-3
Assets not yet placed in service	343,769	344,394	—

Subtotal	18,896,254	13,294,712
Less accumulated depreciation and amortization	(10,289,435)	(6,652,983)

Property and equipment, net	$8,606,819	$6,641,729

Depreciation and amortization expense on property and equipment, including leased assets, for the years ended December 31, 2012 and 2011, was $3,636,000 and $2,085,000 respectively. These amounts are included as part of our Statement of Operations in Cost of Revenue as well as General and Administrative Expenses with the majority of the expense being classified as Cost of Revenue.

Property and equipment under capital leases, included above, consists of the following at December 31, 2012 and 2011:

	2012	2011
Equipment	$6,373,575	$5,421,526
Furniture & fixtures	211,797	191,053
Computer hardware	1,221,753	1,024,969
Computer software	131,894	227,831
Leasehold Improvements	134,327	233,386
Assets not yet placed in service	—	—

Subtotal	8,073,346	7,098,765
Less accumulated depreciation and amortization	(3,910,450)	(2,618,075)

Property and equipment under capital leases, net	$4,162,896	$4,480,690